Capital and Reserves - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 23, 2025	Mar. 31, 2026	Mar. 31, 2025	Jul. 02, 2025
Disclosure of classes of share capital [Line Items]
Share Price	$ 90
Gross proceeds of offering	$ 1,440,000	$ 1,656,000
Purchase of treasury shares		$ 91,729	$ 21,722
underwriters commission	$ 34,981
Ordinary shares [member]
Disclosure of classes of share capital [Line Items]
Par value per share		$ 0.0005	$ 0.0005
Treasury shares acquired		1,450,000	236,012
Number of shares issued	16,000,000
Share Price	$ 90
Additional Gross Proceeds	2,400,000
Ordinary shares [member] | Treasury shares reserve [member]
Disclosure of classes of share capital [Line Items]
Treasury shares acquired		1,686,012	236,012
Class B Shares [Member]
Disclosure of classes of share capital [Line Items]
Par value per share		$ 0.0005	$ 0.0005
Number of shares repurchased				34,372,221